Financial risk management - Schedule of financial assets and liabilities subject to offsetting under enforceable master netting agreements (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative assets
Net amount of financial assets presented in the statement of financial position	€ 121	€ 178
Financial instruments assets/(liabilities)	(103)	(143)
Cash collateral (received)/pledged	(17)	(33)
Net amount	1	2
Derivative liabilities
Net amounts of financial assets/(liabilities) presented in the statement of financial position	(258)	(296)
Financial instruments assets/(liabilities)	103	143
Cash collateral (received)/pledged	148	147
Net amount	(7)	(6)
Total
Total net amounts of financial assets (liabilities) presented in the statement of financial position	(137)	(118)
Net financial instruments assets (liabilities)	0	0
Net cash collateral (received)/pledge	131	114
Net amount	€ (6)	€ (4)